Other operating costs - Schedule of payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Wages and salaries	£ 2,971	£ 2,563	£ 2,170
Social security costs	244	201	156
Defined contribution scheme costs	98	81	67
Defined benefit pension costs	121	185	126
Share-based payments	46	38	23
Severance costs (excluding pension costs)	3	5	9
Payroll costs including capitalised costs	3,483	3,073	2,551
Less: payroll costs capitalised	(1,525)	(1,279)	(913)
Total payroll costs from continuing operations	1,958	1,794	1,638
US other post retirement benefit costs	£ 37	£ 39	£ 43